PARNASSUS MID CAP FUND

Portfolio of Investments as of March 31, 2024 (unaudited)

Equities	Shares	Market Value ($)

Banks (2.5%)
Truist Financial Corp.	2,337,761	91,125,924

Biotechnology (1.7%)
BioMarin Pharmaceutical Inc.[q]	723,197	63,164,026

Capital Markets (5.7%)
Cboe Global Markets Inc.	668,988	122,913,165
The Bank of New York Mellon Corp.	1,530,909	88,210,977
		211,124,142

Chemicals (4.8%)
Nutrien Ltd.	1,379,254	74,907,285
The Sherwin-Williams Co.	292,779	101,690,930
		176,598,215

Commercial Services & Supplies (2.7%)
Republic Services Inc.	530,029	101,468,752

Containers & Packaging (2.1%)
Ball Corp. Ω	1,133,667	76,363,809

Distributors (1.7%)
Pool Corp.	155,052	62,563,482

Diversified Financial Services (5.3%)
Block Inc., Class A q	685,281	57,961,067
Fidelity National Information Services	1,836,724	136,248,186
		194,209,253

Electric Utilities (1.8%)
IDACORP Inc.	717,837	66,679,879

Equity Real Estate Investment Trusts (4.0%)
Alexandria Real Estate Equities Inc.	388,378	50,065,808
CBRE Group Inc., Class A [q]	994,567	96,711,695
		146,777,503

Food & Staples Retailing (2.5%)
Sysco Corp.	1,139,828	92,531,237

Health Care Equipment & Supplies (3.0%)
Hologic Inc. [q]	1,424,161	111,027,592

Hotels, Restaurants & Leisure (1.1%)
Hilton Worldwide Holdings Inc.	194,367	41,460,425

Household Durables (2.3%)
D.R. Horton Inc.	524,418	86,292,982

Insurance (4.6%)
Allstate Corp.	542,743	93,899,966
WR Berkley Corp.	874,703	77,358,733
		171,258,699

IT Services (2.3%)
Amdocs Ltd.	950,522	85,898,673

Life Sciences Tools & Services (6.6%)
Avantor Inc. [q]	3,214,576	82,196,708
IQVIA Holdings Inc. [q]	392,969	99,377,930
Repligen Corp. [q]	346,399	63,709,704
		245,284,342

Machinery (8.2%)
CNH Industrial N.V.	6,014,226	77,944,369
Otis Worldwide Corp.	924,665	91,791,495
Pentair plc	610,373	52,150,269
Xylem Inc.	635,241	82,098,547
		303,984,680

Media (2.0%)
The Trade Desk Inc., Class A [q]	856,414	74,867,712

Professional Services (5.4%)
Broadridge Financial Solutions Inc.	430,750	88,243,445
TransUnion	1,399,409	111,672,838
		199,916,283

Road & Rail (4.7%)
J.B. Hunt Transport Services Inc.	361,692	72,067,131
Old Dominion Freight Line Inc.	462,826	101,502,370
		173,569,501

Semiconductors & Semiconductor Equipment (4.3%)
KLA Corp.	127,862	89,320,557
Lam Research Corp.	73,140	71,060,630
		160,381,187

Software (12.3%)
Autodesk Inc. [q]	299,695	78,046,572
Fortinet Inc. [q]	1,356,235	92,644,413
Guidewire Software Inc. [q]	837,902	97,791,542
Roper Technologies Inc.	211,572	118,658,041
Workday Inc., Class A [q]	249,853	68,147,406
		455,287,974

Specialty Retail (5.0%)
O’Reilly Automotive Inc. [q]	77,659	87,667,692
Ross Stores Inc.	659,082	96,726,874
		184,394,566

Trading Companies & Distributors (2.2%)
Ferguson plc	372,800	81,430,704

Total investment in equities (98.8%)
(cost $2,996,936,701)		3,657,661,542

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) a
Beneficial State Bank	4.00%	04/25/2025	250,000	249,344
Citizens Trust Bank	1.00%	01/14/2025	250,000	242,131
Self-Help Federal Credit Union	4.60%	02/17/2025	250,000	241,202
				732,677

Community Development Loans (0.0%) a
BlueHub Loan Fund Inc.	1.00%	04/15/2024	300,000	299,312

Time Deposits (0.6%)
Sumitomo, Tokyo	4.68%	04/01/2024	17,809,526	17,809,526

Total short-term securities (0.6%)
(cost $18,841,515)				18,841,515

Total securities (99.4%)
(cost $3,015,778,216)				3,676,503,057

Other assets and liabilities (0.6%)				18,733,551

Total net assets (100.0%)				3,695,236,608

q	This security is non-income producing.

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

a	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.

N.V.  Naamloze Vennootschap

plc   Public Limited Company